Consolidated statements of comprehensive income - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Comprehensive income
Net income/(loss)	SFr 1,066	SFr 1,034	SFr (662)	SFr 2,100	SFr 553
Gains/(losses) on cash flow hedges	31	8	12	39	29
Foreign currency translation	(1,053)	(1,493)	65	(2,546)	(208)
Unrealized gains/(losses) on securities	(12)	10	12	(2)	20
Actuarial gains/(losses)	92	89	42	181	77
Net prior service cost	(22)	(21)	(22)	(43)	(42)
Other comprehensive income/(loss), net of tax	(964)	(1,407)	109	(2,371)	(124)
Comprehensive income/(loss)	102	(373)	(553)	(271)	429
Comprehensive income/(loss) attributable to noncontrolling interests	(15)	(44)	41	(59)	372
Comprehensive income/(loss) attributable to shareholders	117	SFr (329)	(594)	(212)	57
Bank
Comprehensive income
Net income/(loss)	945		(838)	1,917	305
Gains/(losses) on cash flow hedges	30		6	52	15
Foreign currency translation	(1,053)		68	(2,542)	(210)
Unrealized gains/(losses) on securities	(12)		10	(5)	15
Actuarial gains/(losses)	17		11	34	19
Net prior service cost	(4)		(1)	(7)	(1)
Other comprehensive income/(loss), net of tax	(1,022)		94	(2,468)	(162)
Comprehensive income/(loss)	(77)		(744)	(551)	143
Comprehensive income/(loss) attributable to noncontrolling interests	(40)		38	(94)	369
Comprehensive income/(loss) attributable to shareholders	SFr (37)		SFr (782)	SFr (457)	SFr (226)